Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Region (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	€ 760,807	€ 761,400
Allowance for Credit Losses	5,799	5,285
Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	681,147	692,091
Allowance for Credit Losses	438	447
Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	63,836	55,704
Allowance for Credit Losses	736	680
Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	15,214	12,799
Allowance for Credit Losses	4,412	3,960
Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	609	806
Allowance for Credit Losses	213	198
Germany [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	285,792	322,648
Allowance for Credit Losses	2,831	2,537
Germany [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	256,977	297,495
Allowance for Credit Losses	205	214
Germany [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	24,236	21,499
Allowance for Credit Losses	447	390
Germany [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	4,579	3,653
Allowance for Credit Losses	2,181	1,936
Germany [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	(2)	(4)
Western Europe (excluding Germany) [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	176,177	153,573
Allowance for Credit Losses	1,572	1,564
Western Europe (excluding Germany) [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	158,729	134,375
Allowance for Credit Losses	117	116
Western Europe (excluding Germany) [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	13,601	15,228
Allowance for Credit Losses	186	179
Western Europe (excluding Germany) [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,525	3,410
Allowance for Credit Losses	1,114	1,076
Western Europe (excluding Germany) [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	321	560
Allowance for Credit Losses	154	194
Eastern Europe [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	10,004	10,221
Allowance for Credit Losses	54	62
Eastern Europe [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	8,996	8,768
Allowance for Credit Losses	4	4
Eastern Europe [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	804	1,058
Allowance for Credit Losses	12	11
Eastern Europe [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	205	396
Allowance for Credit Losses	38	47
Eastern Europe [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
North America [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	199,047	190,674
Allowance for Credit Losses	752	582
North America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	178,548	175,011
Allowance for Credit Losses	51	51
North America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	15,549	12,133
Allowance for Credit Losses	70	74
North America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	4,888	3,442
Allowance for Credit Losses	619	445
North America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	62	89
Allowance for Credit Losses	11	12
Central and South America [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	5,978	4,282
Allowance for Credit Losses	25	19
Central and South America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	5,445	3,936
Allowance for Credit Losses	4	2
Central and South America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	459	261
Allowance for Credit Losses	2	1
Central and South America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	73	80
Allowance for Credit Losses	19	16
Central and South America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	5
Allowance for Credit Losses	0	0
Asia Pacific [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	70,711	58,322
Allowance for Credit Losses	333	370
Asia Pacific [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	61,195	52,290
Allowance for Credit Losses	41	28
Asia Pacific [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	8,423	5,031
Allowance for Credit Losses	15	23
Asia Pacific [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	979	909
Allowance for Credit Losses	281	317
Asia Pacific [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	114	92
Allowance for Credit Losses	(3)	1
Africa [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	5,293	5,003
Allowance for Credit Losses	46	39
Africa [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	4,159	4,099
Allowance for Credit Losses	10	8
Africa [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	530	187
Allowance for Credit Losses	3	1
Africa [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	604	717
Allowance for Credit Losses	33	30
Africa [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount		0
Allowance for Credit Losses	0	0
Other countries [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	7,806	16,677
Allowance for Credit Losses	186	113
Other countries [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	7,098	16,116
Allowance for Credit Losses	6	23
Other countries [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	234	307
Allowance for Credit Losses	2	0
Other countries [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	361	192
Allowance for Credit Losses	127	94
Other countries [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	113	62
Allowance for Credit Losses	€ 52	€ (5)